UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21233

PARADIGM FUNDS

(Exact name of registrant as specified in charter)

     Nine Elk Street

       Albany, NY                         12207-1002

(Address of principal executive offices)

         (Zip code)

David DeLuca

Paradigm Funds

Nine Elk Street

Albany, NY 12207-1002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 431-3261

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Paradigm Opportunity Fund

	Schedule of Investments
	September 30, 2005 (Unaudited)
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Air Conditioning & Warm Air Heating Equipment
2,100	Engineered Support Systems, Inc.	$ 86,184	2.78%

Asphalt Paving & Roofing Materials
900	Elk Corp.	32,193	1.04%

Electric Services
2,400	Energy East Corp.	60,456	1.95%

Electromedical & Electrotheraputic Apparatus
3,300	Conmed Corp. *	92,004	2.97%

Miscellaneous Food Preparations & Kindred Products
900	Green Mountain Coffee Roasters, Inc. *	31,302	1.01%

Mobile Homes
800	Cavco Industries, Inc. *	29,024	0.94%

Perfumes, Cosmetics & Other Toilet Preparations
1,000	Parlux Fragrances, Inc. *	29,140	0.94%
Pharmaceutical Preparations
3,500	K V Pharmaceutical Co. *	62,195	2.00%

Radio & TV Broadcasting & Communications Equipment
2,000	Safenet, Inc. *	72,620	2.34%

Retail-Grocery Stores
1,300	Ruddick Corp.	29,965	0.97%

Services-Prepackaged Software
7,100	Epicor Software Corp. *	92,300	2.98%

Surgical & Medical Instruments & Apparatus
2,100	Orthofix International NV *	91,560	2.95%

Wholesale- Drugs, Proprietaries & Druggists' Sundries
3,000	First Horizon Pharmaceutical Corp. *	59,610	1.92%

Wholesale-Metals Service Centers & Offices
2,900	Metals USA, Inc. *	59,334	1.91%

Total for Common Stock (Cost $799,094)		$ 827,887	26.70%

Cash Equivalents
2,270,664	SEI Daily Income Treasury Government CL B 2.90%**	2,270,664	73.22%
	(Cost $2,270,664)

Total Investments		3,098,551	99.91%
	(Cost $3,069,758)

Other Assets Less Liabilities		2,682	0.09%

Net Assets		$ 3,101,233	100.00%

* Non-Income Producing Securities
** The coupon rate shown represents the rate at September 30, 2005.

NOTES TO FINANCIAL STATEMENTS

PARADIGM OPPORTUNITY FUND

1. SECURITY TRANSACTIONS

At September 30, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,069,758 amounted to $28,793, which consisted of aggregate gross unrealized appreciation of $38,777 and aggregate gross unrealized depreciation of $9,984.

Item 1. Schedule of Investments.

Paradigm Select Fund

	Schedule of Investments
	September 30, 2005
	(Unaudited)
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Agricultural Production-Crops
800	Chiquita Brands International, Inc.	$ 22,360	0.90%

Blankbooks, Looseleaf Binders & Bookbinding & Related Work
800	John H. Harland Company	35,520	1.44%

Canned, Frozen & Preserved Fruits
700	Lancaster Colony Corp.	30,100	1.22%

Computer Storage Devices
3,300	Overland Storage, Inc. *	26,895	1.09%

Crude Petroleum & Natural Gas
300	Denbury Resources, Inc. *	15,132
400	Southwestern Energy Co. *	29,360
400	Swift Energy Co. *	18,300
		62,792	2.54%

Deep Sea- Foreign Transportation of Freight
600	Overseas Shipholding Group, Inc.	34,998	1.42%

Electric & Other Service Combined
2,400	CMS Energy Corp. *	39,480
1,500	Pepco Holdings, Inc.	34,905
		74,385	3.01%

Electric Services
1,700	Duquesne Light Holdings, Inc.	29,257	1.18%

Electrical Industrial Apparatus
500	Woodward Governor Co.	42,525	1.72%

Electronic Components & Accessories
2,500	AVX Corp.	31,850	1.29%

Fabricated Rubber Products
600	Carlisle Companies, Inc.	38,142
1,200	West Pharmaceutical Services, Inc.	35,604
		73,746	2.98%

Fire, Marine & Casualty Insurance
1,600	21st Century Insurance Group	25,520
1,200	HCC Insurance Holdings, Inc.	34,236
		59,756	2.42%

Food & Kindred Products
1,550	Flower Foods, Inc.	42,284	1.71%

Heavy Construction
600	Jacobs Engineering Group, Inc. *	40,440	1.64%

Hospital & Medical Service Plans
800	Humana, Inc. *	38,304	1.55%

Insurance Agents & Brokers Service
4,200	BioScrip, Inc. *	27,300	1.10%

Magnetic & Optical Recording Media
800	Imation Corp.	34,296	1.39%

Meat Packing Plants
1,000	Hormel Foods Corp.	32,990	1.33%

Miscellaneous Electrical Machinery, Equipment & Supplies
1,000	United Industrial Corp.	35,750	1.45%

Miscellaneous Industrial & Commercial Machinery & Equipment
500	Curtiss-Wright Corp.	30,855	1.25%

Motor Vehicle Parts & Accessories
1,100	Clarcor, Inc.	31,592	1.28%

National Commercial Banks
1,100	Commerce Bancorp., Inc.	33,759	1.37%

Natural Gas Distribution
1,100	Atmos Energy Corp.	31,075	1.26%

Newspapers: Publishing or Publishing & Printing
1,800	Journal Communications, Inc.	26,820
500	Media General, Inc.	29,005
		55,825	2.26%

Nonferrous Foundries
1,000	Matthews International Corp.	37,800	1.53%

Office Furniture
700	HNI Corp.	42,154	1.71%

Petroleum Refining
200	Suncor Energy, Inc.	12,106
700	Tesoro Corp.	47,068
		59,174	2.39%

Plastic Materials, Synth Resins & Nonvulcan Elastomers
500	Rogers Corp. *	19,350	0.78%

Plastic Products
600	Aptargroup, Inc.	29,886	1.21%

Prefabricated Metal Buildings & Components
1,100	NCI Building Systems, Inc. *	44,869	1.82%

Radiotelephone Communications
900	Telephone & Data Systems, Inc. Special	33,795	1.37%

Railroad Equipment
1,600	Wabtec Corp.	43,648	1.77%

Railroads, Line Haul Operating
1,600	Kansas City Southern *	37,296	1.51%

Retail-Building Materials, Hardware, Garden Supply
700	Sherwin Williams Co.	30,849	1.25%

Retail-Department Stores
1,200	Dillards, Inc.	25,056	1.01%

Retail-Radio, TV & Consumer Electronics Stores
1,700	Radioshack Corp.	42,160	1.71%

Retail-Shoe Stores
1,900	Payless Shoesource, Inc. *	33,060	1.34%

Semiconductors & Related Devices
1,100	Cabot Microelectronics Corp.*	32,318
700	International Rectifier Corp. *	31,556
2,200	Memc Electronic Materials, Inc. *	50,138
		114,012	4.61%

Services-Advertising Agencies
1,400	Catalina Marketing Corp.	31,836	1.29%

Services- Business Services
1,700	Moneygram International, Inc.	36,907
3,900	Premiere Global Services, Inc. *	31,902
		68,809	2.78%

Services- Computer Integrated Systems Design
2,400	Convergys Corp. *	34,488
1,000	Intergraph Corp. *	44,710
4,100	Tyler Technologies, Inc. *	33,948
		113,146	4.58%

Services-Computer Processing & Data Preparation
700	Arbitron, Inc.	27,888
1,300	Sabre Holdings Corp. Class A	26,364
		54,252	2.19%

Services- Engineering Services
600	Washington Group International, Inc. *	32,334	1.31%

Services-Hospitals
1,000	Magellan Health Services, Inc. *	35,150	1.42%

Services- Management Consulting
1,200	Watson Wyatt & Company Holdings	32,340	1.31%

Services- Medical Laboratories
800	LabOne, Inc. *	34,800	1.41%

Services-Misc Health & Allied Services
800	Lincare Holdings Inc. *	32,840	1.33%

Services-Offices & Clinics of Doctors of Medicine
1,300	Amsurg Corp. *	35,568	1.44%

Services- Personal Services
1,800	Angelica Corp.	32,130	1.30%

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
900	Church & Dwight Co., Inc.	33,246	1.34%

Special Industry Machinery
900	Varian Semiconductor Equipment Associates, Inc. *	38,133	1.54%

Steel Works, Blast Furnaces & Rolling Mills
1,000	Commercial Metals Co.	33,740	1.36%

Sugar & Confectionery Products
1,000	Tootsie Roll Industries, Inc.	31,750	1.28%

Telephone Communications
1,000	Century Tel, Inc.	34,980
800	Leap Wireless International, Inc. *	28,160
		63,140	2.55%

Wholesale- Electronic Parts & Equipment
1,600	Avnet, Inc. *	39,120	1.58%

Total for Common Stock		2,294,097	92.82%
	(Cost - $2,134,610)

Cash Equivalents
222,464	SEI Daily Income Tr Govt B 2.90% **	222,464	9.00%
	(Cost - $222,464)

	Total Investments	2,516,561	101.82%
	(Cost - $2,357,074)

	Liabilities in Excess of Other Assets	(45,053)	-1.82%

	Net Assets	$ 2,471,508	100.00%

* Non-Income Producing Securities
** The coupon rate shown represents the rate at September 30, 2005.

NOTES TO FINANCIAL STATEMENTS

PARADIGM SELECT FUND

1. SECURITY TRANSACTIONS

At September 30, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,357,074 amounted to $159,487, which consisted of aggregate gross unrealized appreciation of $212,553 and aggregate gross unrealized depreciation of $53,066.

Item 1. Schedule of Investments.

Paradigm Value Fund

		Schedule of Investments
		September 30, 2005
		(Unaudited)
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Agricultural Chemicals
19,500	Lesco, Inc. *	$ 309,075	1.23%

Air Transportation, Scheduled
21,500	Frontier Airlines *	210,270	0.83%

Air-Conditioning & Warm Air Heating Equipment
1,900	Mestek, Inc. *	23,484	0.09%

Aircraft Engines & Engine Parts
9,200	Heico Corp. New	213,440
3,000	Heico Corp. New-CL A	53,400
		266,840	1.06%

Asphalt Paving & Roofing Materials
15,000	Elk Corp.	536,550	2.13%

Ball & Roller Bearings
2,200	NN, Inc.	26,378	0.10%

Canned, Frozen & Preserved Fruits
24,500	Corn Products International	494,165	1.96%

Coating, Engraving
15,900	Material Sciences Corp. *	239,613	0.95%

Commercial Printing
22,000	Cadmus Communications Corp.	462,000	1.83%

Communications Services
113,000	Raindance Communications *	262,160	1.04%

Computer, Communication Equipment
12,200	Black Box Corp.	511,912	2.03%

Crude Petroleum & Natural Gas
1,100	Southwestern Energy Co. *	80,740	0.32%

Deep Sea Foreign Transportation
11,600	Seacor Smit, Inc. *	841,928	3.34%

Electric Services
10,000	Cleco Corporation	235,800	0.94%

Electrical Industrial Apparatuses
6,000	Woodward Govenor Company	510,300	2.02%

Electromedical & Electrotherapeutic Apparatus
28,500	Criticare Systems, Inc. *	145,350	0.58%

Electronic Components & Access
31,000	AVX Corp.	394,940	1.57%

Electronic Components, NEC
21,600	Spectrum Control *	160,056	0.64%

Fire, Marine & Casualty Insurance
34,000	21st Century Insurance Group	542,300	2.15%

Food & Kindred Products
13,500	Flower Foods, Inc.	368,280	1.46%

Glass Products
20,100	Apogee Enterprise, Inc.	343,710	1.36%

Greeting Cards
17,335	CSS Industries, Inc.	563,734	2.24%

Hearing Equip, Except Electric & Warm Air & Plumbing Fixtures
18,000	Omega Flex, Inc. *	287,820	1.14%

Heavy Construction
40,000	Foster Wheeler Ltd. *	1,235,600	4.90%

Industrial Instruments For Measurement
13,500	K-Tron International, Inc. *	459,000	1.82%

Industrial Trucks, Tractors, Truck Parts
4,500	Cascade Corp.	219,150	0.87%

Insurance Agents & Brokers
57,700	BioScrip, Inc. *	375,050	1.49%

Insurance Carriers
9,500	Pre-Paid Legal Services, Inc.	367,650	1.46%

Life Insurance
2,400	National Western Life Insurance Co. *	507,000	2.01%

Magnetic & Optical Recording Machines
6,000	Imation Corp.	257,220	1.02%

Measuring & Controlling Devices & Equipment
19,500	Measurement Specialties, Inc. *	413,400	1.64%

Metal Doors, Sash, Frames, Molding
19,400	Drew Industries, Inc. *	500,714	1.99%

Miscellaneous Electrical Machinery, Equipment & Supplies
16,400	United Industrial Corp.	586,300	2.33%

Miscellaneous Industrial & Commercial Machinery
7,100	Curtiss-Wright Corp.	438,141	1.74%

Miscellaneous Publishing
12,500	Proquest Company *	452,500	1.80%

Moblie Homes
5,000	Cavco Industries, Inc. *	181,400	0.72%

Motor Vehicles & Passenger Cars
13,000	Spartan Motors Inc.	139,100	0.55%

Nonferrous Foundries
18,400	Superior Essex, Inc. *	331,384	1.32%

Office Furniture
8,000	Mity Enterprises, Inc. *	136,080	0.54%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
16,900	Synovis Life Tech *	181,675	0.72%

Petroleum Refining
16,500	Frontier Oil Corp.	731,775
3,000	Suncor Energy, Inc. *	181,590
		913,365	3.62%

Plastic Materials, Synth Resins & Non-Vulcan Elastomers
3,000	Bairnco Corp.	32,070
13,500	Rogers Corp. *	522,450
		554,520	2.20%

Public Building & Related Furniture
26,359	Virco Manufacturing Corp. *	200,328	0.79%

Railroads, Line Haul Operating
18,000	Kansas City Southern *	419,580	1.66%

Retail-Catalog & Mail-Order Houses
17,356	Blair Corp.	640,263	2.54%

Services-Automotive Repair & Service
12,500	Monro Muffler Brake, Inc.	328,375	1.30%

Services-Business Services
23,000	Cbiz, Inc. *	117,300	0.47%

Services-Computer Integrated
14,000	Intergraph Corp. *	625,940	2.48%

Services-Computer Programming
7,000	CCC Information Services Group *	182,910	0.73%

Services-Educational Services
30,100	Nobel Learning Communities, Inc. *	285,649	1.13%

Services-Engineering Services
5,000	Washington Group International Inc. *	269,450	1.07%

Services-Equipment Rental & Leasing
39,000	Interpool, Inc.	711,750	2.82%

Services-Hospitals
13,500	Rehabcare Group, Inc. *	277,020	1.10%

Services-Miscellaneous Equipment
5,000	Rotech Healthcare, Inc. *	118,500	0.47%

Special Industry Machinery, NEC
29,900	Gerber Scientific Inc. *	234,416	0.93%

Telephone Communications
4,500	Atlantic Tele-Network Inc.	149,400
15,000	Leap Wireless International, Inc. *	528,000
		677,400	2.69%

Water, Sewer & Pipeline
8,500	Preformed Line Products Co.	401,200	1.59%

Wholesale- Computers & Peripheral Equipment Software
76,000	Navarre Corp. *	440,040	1.75%

Wholesale-Medical, Dental & Hospital Equipment & Supplies
10,500	Owens & Minor Inc.	308,175	1.22%

Wholesale-Metals Service Centers & Offices
24,000	Metals USA, Inc. *	491,040	1.95%

Wood Household Furniture
12,000	Ethan Allen Interiors	376,200	1.49%

Total for Common Stock		23,172,190	91.95%
	(Cost - $ 18,036,880)

Warrants
213	Chart Industries, Inc. * (expires 9-15-2010)	6,603
30,000	Foster Wheeler Ltd. * Class B (expires 9-24-2007)	46,500

	Total Warrants (Identified Cost - $0)	53,103	0.21%

Cash Equivalents
2,645,106	SEI Daily Income Tr Govt B 2.90% **	2,645,106	10.50%
	(Cost - $2,645,106)

	Total Investments	25,870,399	102.66%
	(Cost - $20,681,986)

	Liabilities in Excess of Other Assets	(670,155)	-2.66%

	Net Assets	$ 25,200,244	100.00%

Securities Sold Short
Common Stock		Fair Value
12,648	Hudson City Bancorp	$ 150,511
1,500	William Lyon Homes *	232,800

	Total Securities Sold Short (Proceeds - $326,422)	$ 383,311

* Non-Income Producing Securities
** The coupon rate shown represents the rate at September 30, 2005.

NOTES TO FINANCIAL STATEMENTS

PARADIGM VALUE FUND

1. SECURITY TRANSACTIONS

At September 30, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $20,681,986 amounted to $5,188,413, which consisted of aggregate gross unrealized appreciation of $5,323,323 and aggregate gross unrealized depreciation of $134,910.  At September 30, 2005, the net unrealized depreciation on securities sold short, based on proceeds for federal income tax purposes of $326,422 amounted to $56,889.

Item 2. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant’s disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the”1940Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PARADIGM FUNDS

By :  /s/ Candace King Weir

      Candace King Weir

      President

Date:  28 November 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By :  /s/ Candace King Weir

      Candace King Weir

      President

Date:  28 November 2005

By :  /s/ Robert A. Benton

       Robert A. Benton

      Chief Financial Officer

Date: 11-28-2005